Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating Activities
Net Earnings (Loss)		$ 820	$ 1,864	$ 2,996	$ 3,366
Depreciation, Depletion and Amortization		1,218	1,197	3,646	3,374
Deferred Income Tax Expense (Recovery)		(46)	(2)	(124)	(416)
Unrealized (Gain) Loss on Risk Management		7	72	31	88
Unrealized Foreign Exchange (Gain) Loss		(108)	59	101	(99)
Realized Foreign Exchange (Gain) Loss on Non-Operating Items		0	98	0	98
(Gain) loss on divestiture of assets	[1]	(17)	0	(121)	22
Re-measurement of Contingent Payments		0	67	30	83
Unwinding of Discount on Decommissioning Liabilities		56	55	169	165
(Income) Loss From Equity-Accounted Affiliates		(11)	(11)	(48)	(23)
Distributions Received From Equity-Accounted Affiliates		15	23	133	117
Expense from share-based payment transactions		(13)	144	(143)	90
Other		39	(119)	(107)	(124)
Settlement of Decommissioning Liabilities		(74)	(68)	(170)	(157)
Net Change in Non-Cash Working Capital		588	(641)	813	(2,142)
Cash From (Used in) Operating Activities		2,474	2,738	7,206	4,442
Investing Activities
Cash Acquired Through Business Combination		(4)	(32)	(19)	(501)
Capital Investment		(1,346)	(1,025)	(3,537)	(3,128)
Proceeds From Divestitures		22	1	47	12
Net Change in Investments and Other		1	(8)	(63)	(101)
Net Change in Non-Cash Working Capital		19	(37)	(41)	(297)
Cash From (Used in) Investing Activities		(1,308)	(1,101)	(3,613)	(4,015)
Net Cash Provided (Used) Before Financing Activities		1,166	1,637	3,593	427
Financing Activities
Net Issuance (Repayment) of Short-Term Borrowings		(35)	14	(74)	(101)
Repayment of Long-Term Debt		0	(1,346)	0	(1,346)
Principal Repayment of Leases		(74)	(70)	(219)	(216)
Common Shares Issued Under Stock Option Plans		1	25	51	43
Purchase of Common Shares Under NCIB		(732)	(361)	(1,337)	(711)
Payment for Purchase of Warrants		0	(600)	0	(600)
Proceeds From Exercise of Warrants		8	5	25	16
Other		(5)	(3)	(7)	(3)
Cash From (Used in) Financing Activities		(1,175)	(2,600)	(2,764)	(3,674)
Effect of Foreign Exchange on Cash and Cash Equivalents		(41)	58	48	(15)
Increase (Decrease) in Cash and Cash Equivalents		(50)	(905)	877	(3,262)
Cash and Cash Equivalents, Beginning of Period		3,154	2,167	2,227	4,524
Cash and Cash Equivalents, End of Period		3,104	1,262	3,104	1,262
Common shares
Financing Activities
Dividends paid		(329)	(264)	(925)	(729)
Variable Dividends Paid on Common Shares				(251)
Preferred Shares
Financing Activities
Dividends paid		$ (9)	$ 0	$ (27)	$ (27)

[1]	Revised presentation as of January 1, 2024. See Note 3.